Financial instruments - Summary of Accounting Classification and Fair Values (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	$ 9,493	$ 7,381
Financial assets, at fair value	1,866	929
Financial liabilities, carrying amount	(4,934)	(2,654)
Financial liabilities, at fair value	(616)	(157)
FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(567)	(16)
FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(49)	(141)
Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(4,318)	(2,497)
Convertible notes (including embedded derivative)
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,502)
Financial liabilities, at fair value	(460)
Convertible notes (including embedded derivative) | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(460)
Convertible notes (including embedded derivative) | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0
Convertible notes (including embedded derivative) | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,042)
Bank loans
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(317)	(206)
Bank loans | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Bank loans | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Bank loans | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(317)	(206)
Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(234)	(158)
Lease liabilities | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Lease liabilities | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Lease liabilities | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(234)	(158)
Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(8)	(11)
Financial liabilities, at fair value	(8)	(11)
Warrant liabilities | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(8)	(11)
Warrant liabilities | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Warrant liabilities | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,244)	(1,054)
Financial liabilities, at fair value	(148)	(146)
Trade payables and other liabilities | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(99)	(5)
Trade payables and other liabilities | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(49)	(141)
Trade payables and other liabilities | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,096)	(908)
Deposits from customers in the banking business
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,629)	(1,225)
Deposits from customers in the banking business | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Deposits from customers in the banking business | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Deposits from customers in the banking business | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,629)	(1,225)
Level 1
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	426	354
Financial liabilities, at fair value	(8)	(11)
Level 1 | Convertible notes (including embedded derivative)
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0
Level 1 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	(8)	(11)
Level 1 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 2
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	1,172	342
Financial liabilities, at fair value	0	0
Level 2 | Convertible notes (including embedded derivative)
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0
Level 2 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 3
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	(340)	87	$ 98
Financial assets, at fair value	268	233
Financial liabilities, at fair value	(608)	(146)
Level 3 | Convertible notes (including embedded derivative)
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	(460)
Level 3 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	(148)	(146)
FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,712	662
FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	154	267
Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	7,627	6,452
Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	2,447	1,525
Financial assets, at fair value	1,476	701
Debt investments | Level 1
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	182	268
Debt investments | Level 2
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	1,172	321
Debt investments | Level 3
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	122	112
Debt investments | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,322	434
Debt investments | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	154	267
Debt investments | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	971	824
Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	390	207
Financial assets, at fair value	390	207
Equity investments | Level 1
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	244	86
Equity investments | Level 2
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	0	0
Equity investments | Level 3
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	146	121
Equity investments | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	390	207
Equity investments | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Equity investments | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Time Deposits [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,557	1,698
Time Deposits [Member] | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Time Deposits [Member] | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Time Deposits [Member] | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,557	1,698
Loan receivables in the financial services segment
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,180	536
Loan receivables in the financial services segment | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Loan receivables in the financial services segment | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Loan receivables in the financial services segment | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,180	536
Trade and other receivables
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	240	206
Trade and other receivables | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Trade and other receivables | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Trade and other receivables | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	240	206
Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	246	245
Financial assets, at fair value		21
Other assets | Level 1
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value		0
Other assets | Level 2
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value		21
Other assets | Level 3
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value		0
Other assets | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	21
Other assets | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Other assets | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	246	224
Cash and cash equivalents
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	3,433	2,964
Cash and cash equivalents | FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	$ 3,433	$ 2,964